Reconciliation of movement in net borrowings	6 Months Ended
Dec. 31, 2018
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Reconciliation of movement in net borrowings

8. Reconciliation of movement in net borrowings

	Six months ended 31 December 2018 £ million	Six months ended 31 December 2017 £ million

Net increase/(decrease) in cash and cash equivalents before exchange	692	(203)
Net increase in bonds and other borrowings	(1,974)	(1,099)

Net increase in net borrowings from cash flows	(1,282)	(1,302)
Exchange differences on net borrowings	(32)	47
Other non-cash items	53	(51)
Net borrowings at beginning of the period	(9,091)	(7,892)

Net borrowings at end of the period	(10,352)	(9,198)

In the six months ended 31 December 2018, the group issued bonds of €2,000 million (£1,754 million) under its European Debt Issuance Programme and in the comparable period the group issued bonds of €1,275 million (£1,136 million) and repaid bonds of $1,250 million (£948 million).

All bonds, medium-term notes and commercial paper issued by Diageo plc’s 100% owned subsidiaries are fully and unconditionally guaranteed by Diageo plc.